Income taxes - Components of income / (loss) before income taxes (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income taxes
Income / (loss) before income taxes	¥ (411,001)	$ (56,681)	¥ (586,733)	¥ (1,578,081)	$ (217,626)	¥ (1,169,897)	¥ (439,776)
The Cayman Islands
Income taxes
Income / (loss) before income taxes				(57,261)		(4,811)	55,644
British Virgin Islands
Income taxes
Income / (loss) before income taxes				(2)
Hong Kong
Income taxes
Income / (loss) before income taxes				(27,262)		(53,347)	93
Sweden
Income taxes
Income / (loss) before income taxes				7,015		(310)
United Kingdom
Income taxes
Income / (loss) before income taxes				(348,872)		(11,164)
PRC
Income taxes
Income / (loss) before income taxes				¥ (1,151,699)		¥ (1,100,265)	¥ (495,513)